Note 29 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
			Asia	Investment
	Americas	EMEA	Pacific	Management	Corporate	Consolidated

Year ended December 31, 2022
Revenues	$2,756,345	$715,140	$608,460	$378,881	$661	$4,459,487

Depreciation and amortization	86,927	27,432	11,476	48,543	3,043	177,421

Operating earnings (loss)	254,375	9,891	72,256	37,055	(41,081)	332,496
Equity earnings	1,671	58	-	4,948	-	6,677
Other income, net						(1,032)
Interest expense, net						(48,587)
Income tax expense						(95,010)

Net earnings						$194,544

Total assets	$1,685,753	$857,974	$408,825	$2,101,208	$44,417	$5,098,177
Total additions to fixed assets, intangible assets and goodwill	131,114	237,622	59,759	1,291,202	3,703	1,723,400
			Asia	Investment
	Americas	EMEA	Pacific	Management	Corporate	Consolidated

Year ended December 31, 2021
Revenues	$2,489,217	$672,737	$673,661	$252,890	$624	$4,089,129

Depreciation and amortization	80,210	22,868	10,471	27,691	3,854	145,094

Operating earnings (loss)	233,788	59,606	82,023	63,659	(570,577)	(131,501)
Equity earnings	2,352	65	-	3,773	-	6,190
Other income, net						5,083
Interest expense, net						(31,819)
Income tax expense						(85,510)

Net earnings						$(237,557)

Total assets	$1,740,447	$757,980	$387,564	$774,845	$212,894	$3,873,730

Total additions to fixed assets, intangible assets and goodwill	92,059	8,747	3,245	2,861	2,461	109,373

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
GEOGRAPHIC INFORMATION
	2022	2021

United States
Revenues	$2,542,270	$2,232,277
Total long-lived assets	2,270,468	1,442,476

Canada
Revenues	$467,975	$437,307
Total long-lived assets	76,071	81,897

Euro currency countries
Revenues	$411,834	$343,364
Total long-lived assets	367,749	269,104

Australia
Revenues	$277,488	$320,959
Total long-lived assets	111,013	72,572

United Kingdom
Revenues	$218,304	$170,896
Total long-lived assets	527,157	70,968

China
Revenues	$96,222	$108,898
Total long-lived assets	7,410	9,908

Other
Revenues	$445,394	$475,428
Total long-lived assets	294,697	167,225

Consolidated
Revenues	$4,459,487	$4,089,129
Total long-lived assets	3,654,565	2,114,150